Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Billed:
Total gross receivables	$ 887,045	$ 1,426,202	$ 3,880,762	$ 3,431,522
Less: allowance for credit losses	(145,746)	(145,746)	(963,116)	(795,914)
Total net receivables	741,299	1,280,456	2,917,646	2,635,608
Construction Revenue [Member]
Billed:
Total gross receivables	887,045	1,310,456	2,293,187	1,391,555
Billed Engineering Services [Member]
Billed:
Total gross receivables			86,388	86,264
Medical [Member]
Billed:
Total gross receivables			679,446	1,157,819
Retainage Receivable [Member]
Billed:
Total gross receivables			635,049	615,136
Other Receivable [Member]
Billed:
Total gross receivables		$ 115,746	$ 186,692	$ 180,748